Subsequent Events (Details)							12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 CNY (¥)	Mar. 13, 2025 USD ($)	Mar. 13, 2025 CNY (¥)	Dec. 31, 2024
Subsequent Events [Line Items]
Percentage of after-tax profit							10.00%
Percentage of registered capital							50.00%
Percentage of net assets							25.00%
Percentage of exceed of consolidated net assets							25.00%
Forecast [Member] | Loan Agreement with Bank of Communications [Member]
Subsequent Events [Line Items]
Loan obtain	$ 273,999	¥ 2,000,000			$ 205,499	¥ 1,500,000
Maturity date	Mar. 31, 2026	Mar. 31, 2026			Mar. 13, 2026	Mar. 13, 2026
Fixed annual interest rate	2.98%	2.98%			2.98%	2.98%
Forecast [Member] | Loan Agreement with Bank of China [Member]
Subsequent Events [Line Items]
Loan obtain			$ 616,497	¥ 4,500,000
Maturity date			Jul. 15, 2025	Jul. 15, 2025
Fixed annual interest rate			2.00%	2.00%